Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash And Cash Equivalents [Text Block]
Cash and cash equivalents consist of the following:

	As of March 31,
	2023		2022
Cash on hand	Rs.	1	Rs.	1
Balances with banks		3,035		14,494
Term deposits with banks (original maturities less than 3 months)		2,743		357
Cash and cash equivalents	Rs.	5,779	Rs.	14,852
Restricted cash balances included above
Balance in unclaimed dividend and debenture interest account	Rs.	86	Rs.	86
Balances in Escrow account pursuant to the Business Transfer Agreement with Wockhardt Limited (Refer to Note 6 for details)		-		40
Balances in Escrow account pursuant to the Business Transfer Agreement with Nimbus Health GmbH (Refer to Note 6 for details)		-		84
Other restricted cash balances		73		72